Income Tax (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets:
NOL Carryover	$ 1,195,800	$ 944,000
Payroll accrual	7,500	9,000
Allowance for Doubtful Accounts	10,300	12,000
Related party accrual	145,900	213,000
Depreciation and amortization	253,327
Less valuation allowance	(1,612,827)	(1,178,000)
Net deferred tax assets